Label	Element	Value
The Large-Cap Growth Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Large-Cap Growth Equity Portfolio
Supplement Text	dpt_SupplementTextBlock

DELAWARE POOLED® TRUST

The Large-Cap Growth Equity Portfolio

(each a “Portfolio” and collectively, the “Portfolios”)

Supplement to the Portfolios' Prospectus
dated February 28, 2014

The following changes will be effective sixty (60) days after the date of this Supplement.

Investment Strategy, Heading	rr_StrategyHeading	What are the Portfolio's principal investment strategies?
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The following language is inserted at the end of the section entitled, “Portfolio summary: The Select 20 Portfolio – What are the Portfolio's principal investment strategies?”:

We may invest up to 20% of the Portfolio's net assets in securities of foreign issuers, including issuers located in emerging markets.

We may invest in real estate investment trusts (REITs).

Risk, Heading	rr_RiskHeading	What are the principal risks of investing in the Portfolio?
Risk, Narrative	rr_RiskNarrativeTextBlock
The following language is inserted after “Nondiversification risk” in the section entitled, “Portfolio summary: The Select 20 Portfolio – What are the principal risks of investing in the Portfolio?”:

Foreign risk – The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Real estate industry risk – This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition; property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Additional Investment Information, Heading	dpt_AdditionalInvestmentInformationHeading	Additional Investment Information
Additional Investment Information, Narrative	dpt_AdditionalInvestmentInformationNarrativeTextBlock
The following information replaces the section entitled, “Additional Investment Information – Real Estate Investment Trusts (REITs)”:

Real estate investment trusts (REITs)

REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, derive income primarily from the collection of rents, and can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. By investing in REITs indirectly through a fund, a shareholder bears a proportionate share of the expenses of a fund and indirectly shares similar expenses of the REITs.

How the Portfolios use them: The Emerging Markets Portfolio II, The Focus Smid-Cap Growth Equity Portfolio, and The Large-Cap Growth Equity Portfolio may invest up to 10% of their respective total net assets in REITs. The Select 20 Portfolio may invest in REITs.

Risk Factors, Heading	dpt_RiskFactorsHeading	Risk Factors
Risk Factors, Narrative	dpt_RiskFactorsNarrativeTextBlock
The following information replaces the section entitled, “Risk Factors – Foreign, Information, and Inefficient Market Risks – How the Portfolios strive to manage them”:

The Large-Cap Value Equity, The International Equity, The Labor Select International Equity, The Emerging Markets, and The Emerging Markets II Portfolios will invest in securities of foreign issuers, which normally are denominated in foreign currencies, and may hold foreign currencies directly. The Large-Cap Growth Equity and The Focus Smid-Cap Growth Equity Portfolios may each invest up to 20% of its respective total assets in foreign securities. The High-Yield Bond Portfolio may invest up to 25% of its total assets in foreign securities. The Core Plus Fixed Income Portfolio may invest up to 30% of its total assets in foreign securities. The Select 20 Portfolio may invest up to 20% of its net assets in foreign securities. The Focus Smid-Cap Growth Equity, The International Equity, The Labor Select International Equity and The Large-Cap Growth Equity Portfolios each may invest up to 10% of its total assets in emerging market securities. The High-Yield Bond Portfolio may invest up to 20% of its respective total assets in emerging market securities. The Select 20 Portfolio may invest up to 20% of its net assets in emerging markets securities.

For those Portfolios investing primarily in foreign securities, the Manager attempts to reduce the risks presented by such investments by conducting worldwide fundamental research, including country visits. In addition, the Manager monitors current economic and market conditions and trends, the political and regulatory environment, and the value of currencies in different countries in an effort to identify the most attractive countries and securities. Additionally, when currencies appear significantly overvalued compared to average real exchange rates, a Portfolio may hedge exposure to those currencies for defensive purposes.

The following information replaces the section entitled, “Risk Factors – Real Estate Industry Risk”:

Real estate industry risk

Real estate industry risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (Internal Revenue Code), or other similar statute in non-U.S. countries and/or to maintain exemptions from the Investment Company Act of 1940, as amended (1940 Act).

How the Portfolios strive to manage them:  To the extent The Emerging Markets Portfolio II, The Focus Smid-Cap Growth Equity Portfolio, The Large-Cap Growth Equity Portfolio, and The Select 20 Portfolio invest in REITs, each Portfolio is subject to the risks associated with the real estate industry. Each Portfolio selects REITs based on the quality of their management and their ability to generate cash flow, which the Portfolios believe can help to shield it from some of the risks involved with real estate investing.

Supplement Closing	dpt_SupplementClosingTextBlock
Investments in the Portfolios are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolios, the repayment of capital from the Portfolios, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated November 20, 2014.